FINANCE INCOME / (FINANCE COSTS)	12 Months Ended
Jun. 30, 2022
Finance Income
FINANCE INCOME / (FINANCE COSTS)

8. FINANCE INCOME / (FINANCE COSTS)

	2022 $	2021 $	2020 $
Interest income	36,256	62,394	22,525
Total finance income	36,256	62,394	22,525

Leased interest	(15,215)	(16,338)	(37,375)
Interest paid	-	-	(34,705)
Total finance costs	(15,215)	(16,338)	(72,080)

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)